Davis Equity Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
(part of Davis Variable Account Fund, Inc.)
September 30, 2024
The Equity Specialists

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS EQUITY PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.55%)
COMMUNICATION SERVICES – (13.82%)
Media & Entertainment – (13.82%)
Alphabet Inc., Class A	22,440	$3,721,674
IAC Inc. *	16,970	913,325
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	1,616
Meta Platforms, Inc., Class A	17,210	9,851,693
Total Communication Services		14,488,308
CONSUMER DISCRETIONARY – (11.49%)
Consumer Discretionary Distribution & Retail – (6.71%)
Amazon.com, Inc. *	21,810	4,063,857
Coupang, Inc., Class A (South Korea) *	40,632	997,516
Naspers Ltd. - N (South Africa)	1,150	279,215
Prosus N.V., Class N (Netherlands)	38,565	1,685,377
		7,025,965
Consumer Services – (4.78%)
MGM Resorts International *	108,900	4,256,901
Trip.com Group Ltd., ADR (China) *	12,720	755,949
		5,012,850
Total Consumer Discretionary		12,038,815
CONSUMER STAPLES – (1.55%)
Food, Beverage & Tobacco – (1.55%)
Darling Ingredients Inc. *	15,640	581,182
Tyson Foods, Inc., Class A	17,540	1,044,683
Total Consumer Staples		1,625,865
ENERGY – (3.10%)
ConocoPhillips	9,390	988,579
Tourmaline Oil Corp. (Canada)	48,760	2,264,495
Total Energy		3,253,074
FINANCIALS – (34.28%)
Banks – (12.22%)
Danske Bank A/S (Denmark)	95,420	2,871,199
DBS Group Holdings Ltd. (Singapore)	50,504	1,495,178
JPMorgan Chase & Co.	5,408	1,140,331
U.S. Bancorp	65,690	3,004,004
Wells Fargo & Co.	76,034	4,295,161
		12,805,873
Financial Services – (16.30%)
Capital Markets – (1.59%)
Bank of New York Mellon Corp.	23,160	1,664,278
Consumer Finance – (6.80%)
Capital One Financial Corp.	47,620	7,130,142
Financial Services – (7.91%)
Berkshire Hathaway Inc., Class A *	12	8,294,160
		17,088,580
Insurance – (5.76%)
Life & Health Insurance – (2.40%)
AIA Group Ltd. (Hong Kong)	136,200	1,220,287
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,296,674
		2,516,961
Property & Casualty Insurance – (3.36%)
Chubb Ltd.	6,160	1,776,483
Markel Group Inc. *	1,109	1,739,555
		3,516,038
		6,032,999
Total Financials		35,927,452
HEALTH CARE – (13.93%)
Health Care Equipment & Services – (9.82%)
Cigna Group	8,417	2,915,985
Humana Inc.	12,690	4,019,431
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	10,470	$1,625,467
Solventum Corp. *	24,830	1,731,148
		10,292,031
Pharmaceuticals, Biotechnology & Life Sciences – (4.11%)
Viatris Inc.	371,220	4,309,864
Total Health Care		14,601,895
INDUSTRIALS – (3.26%)
Capital Goods – (3.26%)
AGCO Corp.	10,480	1,025,573
Orascom Construction PLC (United Arab Emirates)	13,155	71,037
Owens Corning	13,130	2,317,707
Total Industrials		3,414,317
INFORMATION TECHNOLOGY – (13.36%)
Semiconductors & Semiconductor Equipment – (10.36%)
Applied Materials, Inc.	27,330	5,522,026
Intel Corp.	71,530	1,678,094
Texas Instruments Inc.	17,730	3,662,486
		10,862,606
Software & Services – (1.43%)
Microsoft Corp.	3,470	1,493,141
Technology Hardware & Equipment – (1.57%)
Samsung Electronics Co., Ltd. (South Korea)	34,930	1,642,728
Total Information Technology		13,998,475
MATERIALS – (2.76%)
Teck Resources Ltd., Class B (Canada)	55,380	2,893,051
Total Materials		2,893,051
TOTAL COMMON STOCK – (Identified cost $53,712,786)		102,241,252

	Principal	Value
SHORT-TERM INVESTMENTS – (2.29%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (a)	$761,000	$761,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	1,636,000	1,636,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,397,000)		2,397,000
Total Investments – (99.84%) – (Identified cost $56,109,786)		104,638,252
Other Assets Less Liabilities – (0.16%)		170,863
Net Assets – (100.00%)		$104,809,115

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 09/30/24, repurchase value of $761,103 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.221%, 02/01/32-09/20/52, total fair value $776,220).
(b)
Dated 09/30/24, repurchase value of $1,636,221 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $1,668,720).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.85%)
CONSUMER DISCRETIONARY – (2.80%)
Consumer Discretionary Distribution & Retail – (2.80%)
Prosus N.V., Class N (Netherlands)	35,679	$1,559,252
Total Consumer Discretionary		1,559,252
FINANCIALS – (96.05%)
Banks – (45.08%)
Bank of America Corp.	35,000	1,388,800
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	20,200	744,976
Danske Bank A/S (Denmark)	70,160	2,111,123
DBS Group Holdings Ltd. (Singapore)	81,940	2,425,845
DNB Bank ASA (Norway)	44,470	911,907
Fifth Third Bancorp	76,590	3,281,116
JPMorgan Chase & Co.	19,020	4,010,557
Metro Bank Holdings PLC (United Kingdom) *	317,182	288,358
PNC Financial Services Group, Inc.	14,820	2,739,477
U.S. Bancorp	60,250	2,755,233
Wells Fargo & Co.	79,070	4,466,664
		25,124,056
Financial Services – (33.77%)
Capital Markets – (11.99%)
Bank of New York Mellon Corp.	52,400	3,765,464
Charles Schwab Corp.	8,480	549,589
Julius Baer Group Ltd. (Switzerland)	39,379	2,368,277
		6,683,330
Consumer Finance – (13.81%)
American Express Co.	7,820	2,120,784
Capital One Financial Corp.	37,230	5,574,448
		7,695,232
Financial Services – (7.97%)
Berkshire Hathaway Inc., Class A *	4	2,764,720
Rocket Companies, Inc., Class A *	87,340	1,676,054
		4,440,774
		18,819,336
Insurance – (17.20%)
Life & Health Insurance – (0.88%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	75,500	487,059
Property & Casualty Insurance – (13.00%)
Chubb Ltd.	10,406	3,000,986
Loews Corp.	20,070	1,586,534
Markel Group Inc. *	1,695	2,658,743
		7,246,263
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (3.32%)
Everest Group, Ltd.	1,320	$517,216
RenaissanceRe Holdings Ltd.	4,900	1,334,760
		1,851,976
		9,585,298
Total Financials		53,528,690
TOTAL COMMON STOCK – (Identified cost $24,603,224)		55,087,942

	Principal	Value
SHORT-TERM INVESTMENTS – (0.50%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (a)	$89,000	$89,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	190,000	190,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $279,000)		279,000
Total Investments – (99.35%) – (Identified cost $24,882,224)		55,366,942
Other Assets Less Liabilities – (0.65%)		361,728
Net Assets – (100.00%)		$55,728,670

*	Non-income producing security.
(a)	Dated 09/30/24, repurchase value of $89,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 5.50%, 06/01/51-06/20/53, total fair value $90,780).
(b)	Dated 09/30/24, repurchase value of $190,026 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $193,800).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (96.96%)
REAL ESTATE – (96.96%)
Equity Real Estate Investment Trusts (REITs) – (96.96%)
Health Care REITs – (12.56%)
Alexandria Real Estate Equities, Inc.	3,490	$414,437
Community Healthcare Trust, Inc.	5,510	100,007
Healthpeak Properties, Inc.	6,130	140,193
Ventas, Inc.	7,340	470,714
Welltower Inc.	810	103,704
		1,229,055
Hotel & Resort REITs – (2.22%)
Sunstone Hotel Investors, Inc.	21,090	217,649
Industrial REITs – (14.71%)
EastGroup Properties, Inc.	1,030	192,425
Prologis, Inc.	6,417	810,339
Rexford Industrial Realty, Inc.	5,450	274,189
Terreno Realty Corp.	2,440	163,065
		1,440,018
Office REITs – (13.47%)
BXP, Inc.	3,840	308,967
Cousins Properties, Inc.	15,615	460,330
Derwent London plc (United Kingdom)	3,330	106,938
Douglas Emmett, Inc.	3,210	56,400
Great Portland Estates plc (United Kingdom)	23,296	110,878
Highwoods Properties, Inc.	3,750	125,663
Hudson Pacific Properties, Inc.	31,230	149,279
		1,318,455
Residential REITs – (17.40%)
American Homes 4 Rent, Class A	5,780	221,894
AvalonBay Communities, Inc.	1,430	322,107
Camden Property Trust	1,930	238,413
Equity Residential	2,720	202,531
Essex Property Trust, Inc.	900	265,878
Mid-America Apartment Communities, Inc.	920	146,188
Sun Communities, Inc.	630	85,145
UDR, Inc.	4,870	220,806
		1,702,962
Retail REITs – (12.54%)
Brixmor Property Group, Inc.	13,140	366,080
Federal Realty Investment Trust	1,450	166,707
Regency Centers Corp.	2,980	215,245
Retail Opportunity Investments Corp.	6,175	97,133
Simon Property Group, Inc.	2,260	381,985
		1,227,150
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (24.06%)
American Tower Corp.	1,890	$439,538
Crown Castle Inc.	1,050	124,562
Digital Realty Trust, Inc.	2,550	412,667
Equinix, Inc.	508	450,916
Extra Space Storage Inc.	1,601	288,484
Public Storage	1,390	505,779
VICI Properties Inc.	3,990	132,907
		2,354,853
Total Real Estate		9,490,142
TOTAL COMMON STOCK – (Identified cost $6,828,364)		9,490,142

	Principal	Value
SHORT-TERM INVESTMENTS – (2.89%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (a)	$90,000	$90,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.87%, 10/01/24 (b)	193,000	193,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $283,000)		283,000
Total Investments – (99.85%) – (Identified cost $7,111,364)		9,773,142
Other Assets Less Liabilities – (0.15%)		14,558
Net Assets – (100.00%)		$9,787,700

(a)	Dated 09/30/24, repurchase value of $90,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 4.00%, 12/01/46-01/01/47, total fair value $91,800).
(b)	Dated 09/30/24, repurchase value of $193,026 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 10/03/24-09/20/73, total fair value $196,860).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments
September 30, 2024 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$14,488,308	$–	$–
Consumer Discretionary	12,038,815	1,559,252	–
Consumer Staples	1,625,865	–	–
Energy	3,253,074	–	–
Financials	35,927,452	53,528,690	–
Health Care	14,601,895	–	–
Industrials	3,414,317	–	–
Information Technology	13,998,475	–	–
Materials	2,893,051	–	–
Real Estate	–	–	9,490,142
Total Level 1	102,241,252	55,087,942	9,490,142
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	2,397,000	279,000	283,000
Total Level 2	2,397,000	279,000	283,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$104,638,252	$55,366,942	$9,773,142
Federal Income Taxes
At September 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$57,003,990	$24,993,117	$7,242,709

Unrealized appreciation	51,272,264	30,538,779	2,891,889
Unrealized depreciation	(3,638,002)	(164,954)	(361,456)
Net unrealized appreciation	$47,634,262	$30,373,825	$2,530,433